Schedule of Investments
May 31, 2025 (unaudited)
Archer Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 90.26%

Accident & Health Insurance - 2.37%
Aflac, Inc.	2,304	238,556

Arrangement of Transportation of Freight & Cargo - 2.49%
Expeditors International of Washington, Inc. (2)	2,225	250,824

Beverages - 4.24%
The Coca Cola Co.	3,500	252,350
PepsiCo, Inc.	1,332	175,091

		427,441

Converted Paper & Paperboard Prods (No Containers/Boxes) - 2.39%
Avery Dennison, Corp.	1,355	240,824

Crude Petroleum & Natural Gas - 1.62%
APA Corp.	9,580	162,956

Electric Services - 6.19%
Consolidated Edison, Inc.	2,731	285,362
EMCOR Group, Inc.	717	338,324

		623,686

Fire, Marine & Casualty Insurance - 1.87%
American Financial Group, Inc.	1,520	188,450

Gas & Other Services - 2.34%
Sempra	3,005	236,163

Guided Missiles & Space Vehicles & Parts - 2.37%
Lockheed Martin Corp.	496	239,260

Hospital & Medical Service Plans - 1.56%
UnitedHealth Group, Inc.	520	156,993

Household Appliances - 2.15%
A.O. Smith Corp.	3,365	216,403

Oil & Gas Filed Machinery & Equipment - 1.98%
Schlumberger Limited NV	6,040	199,622

Operative Builders - 4.62%
PulteGroup, Inc.	2,362	231,547
D.R. Horton, Inc.	1,980	233,759

		465,306

Paperboard Containers & Boxes - 2.56%
Packaging Corp of America	1,335	257,882

Petroleum Refining - 1.66%
ConocoPhillips	1,955	166,859

Pharmaceutical Preparations - 6.57%
Johnson & Johnson	1,310	203,325
Merck & Co., Inc.	2,700	207,468
United Therapeutics Corp. (2)	790	251,892

		662,685

Retail-Radio Tv & Consumer Electronics Stores - 4.37%
Best Buy Co., Inc.	3,048	202,021
Qualcomm, Inc.	1,645	238,854

		440,875

Retail - Variety Stores - 4.44%
Costco Wholesale Corp.	430	447,277

Security Brokers, Dealers & Flotation Companies - 4.70%
BlackRock, Inc.	277	271,430
T. Rowe Price Group, Inc.	2,157	201,874

		473,303

Semiconductors & Related Devices - 6.78%
Monolithic Power Systems, Inc.	440	291,236
NVDIA Corp.	2,900	391,877

		683,113

Services- Advertising Agencies - 2.57%
Interpublic Group of Cos., Inc. (2)	4,450	106,622
Omnicom Group, Inc.	2,070	152,021

		258,643

Services- Computer Programming, Data Processing, Etc.- 8.49%
Alphabet, Inc. Class A	2,045	351,208
Meta Platforms, Inc. Class A	780	505,042

		856,251

Services-Prepackaged Software - 2.35%
Adobe, Inc. (2)	570	236,601

Sugar & Confectionery Products - 1.60%
The Hershey Co.	1,003	161,172

Surgical & Medical Instruments & Apparatus - 2.76%
RESMED, Inc.	1,135	277,837

Water Supply - 2.44%
Essential Utilities, Inc.	6,380	245,821

Wholesale-Metals Service Centers & Offices - 2.82%
Reliance, Inc.	970	284,035

Total Common Stock	(Cost $ 8,775,057)	9,098,840

Real Estate Investment Trusts - 7.73%

AvalonBay Communities, Inc	1,680	347,374
CBRE Group, Inc. Class A	1,830	228,787
Public Storage	660	203,551

Total Real Estate Investment Trusts	(Cost $ 718,946)	779,711

Money Market Registered Investment Companies - 1.93%

Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class - 4.14% (3)	194,504	194,504

Total Money Market Registered Investment Companies	(Cost $ 194,504)	194,504

Total Investments - 99.92%	(Cost $ 9,688,507)	10,073,054

Other Assets Less Liabilities - 0.08%		7,687

Total Net Assets - 100.00%		10,080,741

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$10,073,054	$0
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$10,073,054	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.